Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of reconciliation of asset balances
	Land and Buildings	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2020	30,874	6,609	79	734	38,296
Addition to right-of-use asset	8,543	1,415	(12)	1,076	11,022
Depreciation	(3,345)	(744)	(34)	(475)	(4,598)
Effect of changes in foreign exchange rates	(1,186)	(305)	(1)	(33)	(1,525)
Balance as of December 31, 2020	34,886	6,975	32	1,302	43,195
Addition to right-of-use asset	6,573	709	—	—	7,282
Depreciation	(3,311)	(463)	—	(449)	(4,223)
Derecognition of contracts	(126)	(58)	—	(86)	(270)
Reclassifications and others	559	(1,155)	(32)	—	(628)
Effect of changes in foreign exchange rates	(4,188)	(932)	—	(69)	(5,189)
Balance as of December 31, 2021	34,393	5,076	—	698	40,167

Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets
	2021	2020
Non-current	21,894	26,537
Current	$9,853	10,262
Total	$31,747	$36,799

Schedule of consolidated statement of profit or loss
	For the year ended December 31
	2021	2020
Interest on lease liabilities	720	601
Expense relating to low value assets	123	668
Expense relating to short term leases	1,217	828